FINANCIAL INSTRUMENTS (Details 3) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non performing credit risk net
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk net		5,004
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk net
Writeoffs [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk net		$ (5,004)